9. General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 13,715	€ 10,266	€ 9,638
Personnel expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	6,319	5,358	4,929
Legal, consulting and audit expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	5,601	3,055	2,881
Other expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 1,795	€ 1,853	€ 1,828